S000089216 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
Parnassus Core Select ETF | Parnassus Core Select ETF
Prospectus [Line Items]
Annual Return [Percent]	11.74% [1]

[1]	The Fund’s inception date was December 11, 2024.